Surface Acquisition - The amounts allocated to identifiable intangible assets (Details) - Surface Acquisition $ in Thousands	Sep. 08, 2023 USD ($)
Organization and Significant Accounting Policies
Identifiable intangible assets	$ 39,769
Out-license - GSK
Organization and Significant Accounting Policies
Identifiable intangible assets	$ 2,506
Useful Lives	15 years
Novartis Institutes
Organization and Significant Accounting Policies
Identifiable intangible assets	$ 11,024
Useful Lives	15 years
In-process research and development - casdozokitug
Organization and Significant Accounting Policies
Identifiable intangible assets	$ 25,899
In-process research and development - CHS-114
Organization and Significant Accounting Policies
Identifiable intangible assets	$ 340